united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Dr, Ste 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE  19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 3/31/2024

Item 1. Reports to Stockholders.

PlanRock Alternative Growth ETF

PRAE

PlanRock Market Neutral Income ETF

PRMN

Semi-Annual Report
March 31, 2024

1-800-677-6025
www.planrock.com

Distributed by Northern Lights Distributors, LLC.
Member FINRA/SIPC

PlanRock Alternative Growth ETF
PORTFOLIO REVIEW (Unaudited)
March 31, 2024

The Fund’s performance figures* for the period ended March 31, 2024, as compared to its benchmark:

Since Inception**
PlanRock Alternative Growth ETF - NAV	10.40%
PlanRock Alternative Growth ETF - Market Price	10.63%
MSCI ACWI Index ***	9.72%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.planrock.com or by calling 1-800-677-6025.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the Market Price Return is based on the Market Price per share of the Fund. Market price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, until at least December 11, 2024 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (excluding (i) of any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser))) will not exceed 1.25% of the Fund’s net assets. This fee waiver and expense reimbursement are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits in place at the time of recapture. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the adviser. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements, are 1.84% per the December 11, 2023 prospectus. After fee waivers and/or expense reimbursements, the Fund’s total annual expenses are 1.45% of net assets per the December 11, 2023 prospectus. The Fund’s total return would have been lower had the adviser not waived a portion of the Fund’s expenses. Please see the Financial Highlights for a more recent expense ratio.

**	As of the commencement of operations on December 18, 2023.

***	The MSCI ACWI Index captures large and mid cap representation across 23 Developed Markets and 24 Emerging Markets countries. With 2,841 constituents, the index covers approximately 85% of the global investable equity opportunity set. The index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Fund’s holdings by asset class as of March 31, 2024 are as follows:

Asset Class	% of Net Assets
ETFs	74.4%
Put Options Written	(0.2)%
Other Assets in Excess of Liabilities	25.8%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a listing of the Fund’s holdings.

PlanRock Market Neutral Income ETF
PORTFOLIO REVIEW (Unaudited)
March 31, 2024

The Fund’s performance figures* for the period ended March 31, 2024, as compared to its benchmark:

Since Inception**
PlanRock Market Neutral Income ETF - NAV	(1.00)%
PlanRock Market Neutral Income ETF - Market Price	(1.03)%
Bloomberg U.S. Aggregate Bond Index ***	0.07%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.planrock.com or by calling 1-800-677-6025.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the Market Price Return is based on the Market Price per share of the Fund. Market price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, until at least December 11, 2024 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (excluding (i) of any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser))) will not exceed 0.95% of the Fund’s net assets. This fee waiver and expense reimbursement are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits in place at the time of recapture. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the adviser. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements, are 1.69% per the December 11, 2023 prospectus. After fee waivers and/or expense reimbursements, the Fund’s total annual expenses are 1.30% of net assets per the December 11, 2023 prospectus. The Fund’s total return would have been lower had the adviser not waived a portion of the Fund’s expenses. Please see the Financial Highlights for a more recent expense ratio.

**	As of the commencement of operations on December 18, 2023.

***	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Investors cannot invest directly in an index or benchmark.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Fund’s holdings by asset class as of March 31, 2024 are as follows:

Asset Class	% of Net Assets
ETFs	82.7%
Put Options Written	(0.3)%
Other Assets in Excess of Liabilities	17.6%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a listing of the Fund’s holdings.

PLANROCK ALTERNATIVE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 74.4%
	EQUITY - 74.4%
1,835	Avantis U.S. Small Cap Value ETF	$171,958
2,573	Communication Services Select Sector SPDR Fund	210,111
7,361	Financial Select Sector SPDR Fund	310,045
2,298	Industrial Select Sector SPDR Fund	289,456
14,129	Invesco FTSE RAFI US 1000 ETF	543,543
833	Invesco QQQ Trust Series 1	369,860
2,483	iShares MSCI EAFE Growth ETF	257,710
1,780	iShares MSCI USA Momentum Factor ETF	333,483
1,857	iShares Russell 1000 Growth ETF	625,903
1,774	iShares Russell 1000 Value ETF	317,741
8,323	SPDR Portfolio S&P 500 ETF	512,114
2,028	SPDR S&P 600 Small Cap Growth ETF	176,902
940	Technology Select Sector SPDR Fund	195,774
	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,942,359)	4,314,600

	TOTAL INVESTMENTS - 74.4% (Cost $3,942,359)	$4,314,600
	PUT OPTIONS WRITTEN - (0.2)% (Premiums received - $80,618)	(14,053)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 25.8%	1,494,267
	NET ASSETS - 100.0%	$5,794,814

Contracts(a)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (0.2)%
	PUT OPTIONS WRITTEN - (0.2)%
7	S&P E-mini 1st Week Future	RJO	04/05/2024	$5,220	$1,857,975	$1,978
7	S&P E-mini 3rd Week Future	RJO	04/19/2024	5,260	1,857,975	12,075
	TOTAL FUTURE OPTIONS WRITTEN (Premiums received - $80,618)					14,053

OPEN FUTURES CONTRACTS
					Value and Unrealized
Number of				Notional	Appreciation
Contracts	Open Long Futures Contracts	Counterparty	Expiration	Amount(b)	(Depreciation)
51	CBOE Volatility Index Future	RJO	04/17/2024	$732,804	$(49,067)
23	CBOE Volatility Index Future	RJO	09/18/2024	414,225	(10,662)
13	CME British Pound Currency Future	RJO	06/17/2024	1,025,944	(13,975)

PLANROCK ALTERNATIVE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

OPEN FUTURES CONTRACTS (Continued)
					Value and Unrealized
Number of				Notional	Appreciation
Contracts	Open Long Futures Contracts	Counterparty	Expiration	Amount(b)	(Depreciation)
31	Micro E-mini Dow Jones Industrial Average Index Future	RJO	06/21/2024	$622,728	$15,255
11	Micro E-mini Nasdaq-100 Future	RJO	06/21/2024	406,450	4,052
33	Micro E-mini Russell 2000 Future	RJO	06/21/2024	354,074	7,854
21	Micro E-mini S&P 500 Future	RJO	06/21/2024	557,393	12,312
	TOTAL LONG FUTURES CONTRACTS				$(34,231)

OPEN FUTURES CONTRACTS
					Value and Unrealized
Number of				Notional	Appreciation
Contracts	Open Short Futures Contracts	Counterparty	Expiration	Amount(b)	(Depreciation)
20	CBOE Volatility Index Future	RJO	05/22/2024	$308,370	$15,700
26	CBOE Volatility Index Future	RJO	07/17/2024	439,871	15,135
8	CBOE Volatility Index Future	RJO	10/16/2024	164,800	2,820
5	CBOT US Treasury Bond Future	RJO	06/18/2024	602,188	(7,897)
10	CME Australian Dollar Currency Future	RJO	06/17/2024	653,300	8,940
18	CME Canadian Dollar Currency Future	RJO	06/18/2024	1,330,920	2,414
8	CME Euro Foreign Exchange Currency Future	RJO	06/17/2024	1,082,150	14,670
21	Three-Month SOFR Future	RJO	06/17/2025	5,024,250	7,775
	TOTAL SHORT FUTURES CONTRACTS				$59,557

	TOTAL FUTURES CONTRACTS				$25,326

CBOE	- Chicago Board Options Exchange

CBOT	- Chicago Board of Trade

CME	- Chicago Mercantile Exchange

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SOFR	- Secured Overnight Financing Rate

SPDR	- Standard & Poor’s Depositary Receipt

RJO	- R.J. O’Brien & Associates, LLC

(a)	Each contract is equivalent to one futures contract.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

PLANROCK MARKET NEUTRAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 82.7%
	EQUITY - 82.7%
8,431	iShares Emerging Markets Dividend ETF	$220,555
4,647	Pacer US Small Cap Cash Cows 100 ETF	228,447
2,936	Schwab US Dividend Equity ETF	236,730
2,003	Vanguard High Dividend Yield ETF	242,342
3,362	Vanguard International High Dividend Yield ETF	231,306
5,493	WisdomTree Emerging Markets High Dividend Fund	229,827
6,937	WisdomTree US SmallCap Dividend Fund	226,701
9,053	Xtrackers MSCI EAFE High Dividend Yield Equity ETF	223,337
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,757,113)	1,839,245

	TOTAL INVESTMENTS - 82.7% (Cost $1,757,113)	$1,839,245
	PUT OPTIONS WRITTEN - (0.3)% (Premiums received - $34,550)	(6,022)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 17.6%	390,586
	NET ASSETS - 100.0%	$2,223,809

Contracts(a)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (0.3)%
	PUT OPTIONS WRITTEN - (0.3)%
3	S&P E-mini 1st Week Future	RJO	04/05/2024	$5,220	$796,275	$847
3	S&P E-mini 3rd Week Future	RJO	04/19/2024	5,260	796,275	5,175
	TOTAL FUTURE OPTIONS WRITTEN (Premiums received - $34,550)					6,022

OPEN FUTURES CONTRACTS
Number of				Notional	Value and Unrealized
Contracts	Open Long Futures Contracts	Counterparty	Expiration	Amount(b)	Depreciation
18	CBOE Volatility Index Future	RJO	04/17/2024	$258,637	$(17,317)
9	CBOE Volatility Index Future	RJO	09/18/2024	162,088	(4,061)
	TOTAL LONG FUTURES CONTRACTS				$(21,378)

PLANROCK MARKET NEUTRAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

OPEN FUTURES CONTRACTS (Continued)
					Value and Unrealized
Number of				Notional	Appreciation
Contracts	Open Short Futures Contracts	Counterparty	Expiration	Amount(b)	(Depreciation)
8	CBOE Volatility Index Future	RJO	05/22/2024	$123,348	$6,280
10	CBOE Volatility Index Future	RJO	07/17/2024	169,181	5,821
3	CBOE Volatility Index Future	RJO	10/16/2024	61,800	1,080
5	ICE US mini MSCI EAFE Index Future	RJO	06/21/2024	589,275	(6,450)
8	ICE US MSCI Emerging Markets EM Index Future	RJO	06/21/2024	419,600	120
44	Micro E-mini Russell 2000 Future	RJO	06/21/2024	472,098	(8,129)
18	Micro E-mini S&P 500 Future	RJO	06/21/2024	477,765	(10,553)
	TOTAL SHORT FUTURES CONTRACTS				$(11,831)

	TOTAL FUTURES CONTRACTS				$(33,209)

CBOE	- Chicago Board Options Exchange

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

ICE	- Intercontinental Exchange

MSCI	- Morgan Stanley Capital International

RJO	- R.J. O’Brien & Associates, LLC

(a)	Each contract is equivalent to one futures contract.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

The PlanRock ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2024

	PlanRock Alternative	PlanRock Market
	Growth ETF	Neutral Income ETF
ASSETS
Investment securities:
Investments, At cost	$3,942,359	$1,757,113
Investments, At value	$4,314,600	$1,839,245
Cash	653,869	35,999
Cash at broker for futures	823,788	393,787
Dividends and interest receivable	478	—
Due from Adviser	25,775	33,677
Unrealized appreciation on futures contracts	25,326	—
TOTAL ASSETS	5,843,836	2,302,708

LIABILITIES
Options written, at value (Premiums received - $80,618 and $34,550, respectively)	14,053	6,022
Unrealized depreciation on futures contracts	—	33,209
Payable to related parties	6,824	11,750
Accrued expenses and other liabilities	28,145	27,918
TOTAL LIABILITIES	49,022	78,899
NET ASSETS	$5,794,814	$2,223,809

Net Assets Consist Of:
Paid in capital	$5,301,266	$2,244,797
Accumulated earnings (losses)	493,548	(20,988)
NET ASSETS	$5,794,814	$2,223,809

Net Asset Value Per Share:
Net Assets	$5,794,814	$2,223,809

Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	175,000	75,000

Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$33.11	$29.65

See accompanying notes to financial statements.

The PlanRock ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Period Ended March 31, 2024 (a)

	PlanRock Alternative	PlanRock Market
	Growth ETF	Neutral Income ETF
INVESTMENT INCOME
Dividends	$12,189	$11,738
Interest	404	1,167
TOTAL INVESTMENT INCOME	12,593	12,905

EXPENSES
Investment advisory fees	16,011	4,813
Administrative services	18,115	18,115
Professional fees	7,246	7,246
Legal fees	4,688	4,688
Audit fees	6,818	6,818
Trustees fees and expenses	4,688	4,688
Transfer agent fees	4,831	4,831
Printing and postage expenses	4,262	4,262
Custodian fees	3,765	3,765
Insurance expense	1,421	1,421
Accounting services fees	3,552	3,551
Other Expenses	4,972	4,972
TOTAL EXPENSES	80,369	69,170
Fees waived by the Adviser	(63,518)	(64,051)
NET EXPENSES	16,851	5,119

NET INVESTMENT INCOME (LOSS)	(4,258)	7,786

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	11,658	1,176
Futures	(48,271)	(138,218)
Future options purchased	(25)	(15)
Future options written	70,312	34,552
	33,674	(102,505)
Net change in unrealized appreciation (deprectiation):
Investments	372,241	82,132
Futures	25,326	(33,209)
Future options written	66,565	28,528
	464,132	77,451
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	497,806	(25,054)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$493,548	$(17,268)

(a)	The Funds commenced operations on December 18, 2023.

See accompanying notes to financial statements.

PlanRock Alternative Growth ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
March 31, 2024 (a)
(Unaudited)
FROM OPERATIONS
Net investment loss	$(4,258)
Net realized gain on investments, futures, future options purchased & future options written	33,674
Net change in unrealized appreciation on investments, futures & future options written	464,132
Net increase in net assets resulting from operations	493,548

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	5,301,266
Net increase in net assets resulting from shares of beneficial interest	5,301,266

TOTAL INCREASE IN NET ASSETS	5,794,814

NET ASSETS
Beginning of Period	—
End of Period	$5,794,814

SHARE ACTIVITY
Shares Sold	175,000
Net increase in shares of beneficial interest outstanding	175,000

(a)	The Fund commenced operations on December 18, 2023.

See accompanying notes to financial statements.

PlanRock Market Neutral Income ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
March 31, 2024 (a)
(Unaudited)
FROM OPERATIONS
Net investment income	$7,786
Net realized loss on investments, futures, future options purchased & future options written	(102,505)
Net change in unrealized appreciation on investments, futures & future options written	77,451
Net decrease in net assets resulting from operations	(17,268)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(3,720)
Net decrease in net assets resulting from distributions to shareholders	(3,720)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	2,244,797
Net increase in net assets resulting from shares of beneficial interest	2,244,797

TOTAL INCREASE IN NET ASSETS	2,223,809

NET ASSETS
Beginning of Period	—
End of Period	$2,223,809

SHARE ACTIVITY
Shares Sold	75,000
Net increase in shares of beneficial interest outstanding	75,000

(a)	The Fund commenced operations on December 18, 2023.

See accompanying notes to financial statements.

PlanRock Alternative Growth ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period Ended
	March 31, 2024 (1)
	(Unaudited)
Net asset value, beginning of period	$30.00
Activity from investment operations:
Net investment loss (2)	(0.03)
Net realized and unrealized gain on investments	3.14
Total from investment operations	3.11
Net asset value, end of period	$33.11
Market price, end of period	$33.19
Total return (3,4)	10.37	% (5)
Market price total return	10.63	% (5)
Net assets, at end of period (000s)	$5,795
Ratio of gross expenses to average net assets before waiver (7)	5.96	% (6)
Ratio of net expenses to average net assets after waiver (7)	1.25	% (6)
Ratio of net investment loss to average net assets (8)	(0.32	)% (6)
Portfolio Turnover Rate (9)	44	% (5)

(1)	The Fund commenced operations on December 18, 2023.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(8)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See accompanying notes to financial statements.

PlanRock Market Neutral Income ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period Ended
	March 31, 2024 (1)
	(Unaudited)
Net asset value, beginning of period	$30.00
Activity from investment operations:
Net investment income (2)	0.12
Net realized and unrealized (loss) on investments	(0.42)
Total from investment operations	(0.30)
Less distributions from:
Net investment income	(0.05)
Total distributions	(0.05)
Net asset value, end of period	$29.65
Market price, end of period	$29.64
Total return (3)	(1.00	)% (4)
Market price total return	(1.03	)% (4)
Net assets, at end of period (000s)	$2,224
Ratio of gross expenses to average net assets before waiver (6)	12.84	% (5)
Ratio of net expenses to average net assets after waiver (6)	0.95	% (5)
Ratio of net investment income to average net assets (7)	1.44	% (5)
Portfolio Turnover Rate (8)	4	% (4)

(1)	The Fund commenced operations on December 18, 2023.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See accompanying notes to financial statements.

PlanRock ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2024

1.	ORGANIZATION

PlanRock Alternative Growth ETF and PlanRock Market Neutral Income ETF (collectively, the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open- end management investment company. The Funds are “fund of funds” in that the Funds will generally invest in other investment companies. The investment objectives of the Funds are as follows:

PlanRock Alternative Growth ETF - seeks growth of principal.

PlanRock Market Neutral Income ETF - seeks income and capital appreciation.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – Each Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Each Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

PlanRock ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2024 for the Funds’ investments measured at fair value:

PlanRock Alternative Growth ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$4,314,600	$—	$—	$4,314,600
Open Short Futures Contracts	59,557	—	—	59,557
Total	$4,374,157	$—	$—	$4,374,157
Liabilities *
Put Options Written	$14,053	$—	$—	$14,053
Open Long Futures Contracts	$34,231	$—	$—	$34,231
Total	$48,284	$—	$—	$48,284

PlanRock Market Neutral Income ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,839,245	$—	$—	$1,839,245
Total	$1,839,245	$—	$—	$1,839,245
Liabilities *
Put Options Written	$6,022	$—	$—	$6,022
Open Long Futures Contracts	$21,378	$—	$—	$21,378
Open Short Futures Contracts	$11,831	$—	$—	$11,831
Total	$39,231	$—	$—	$39,231

The Funds did not hold any level 2 or level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. Each Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Futures Contracts – The Funds are subject to currency price risk, equity price risk and interest rate risk in the normal course of pursuing their investment objectives. A Fund may each purchase or sell futures contracts to hedge against market risk and to reduce return volatility. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and each Fund may purchase or sell options to help hedge against risk. When Fund writes a call option, an amount equal to the premium

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024

received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to each Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; climate change and climate-related events; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ September 30, 2024 tax returns.

Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where the Fund makes significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

PlanRock ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

PlanRock Investment Management, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the oversight of the Board, the Advisor is responsible for the management of the Funds’ investment portfolios. Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the PlanRock Alternative Growth ETF computed and accrued daily and paid monthly at an annual rate of 1.20% of the Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, the PlanRock Market Neutral Income ETF pays the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 0.90% of the Fund’s average daily net assets.

For the period ended March 31, 2024, the Advisor earned advisory fees as follows:

Advisory Fee
PlanRock Alternative Growth ETF	$16,011
PlanRock Market Neutral Income ETF	$4,813

Pursuant to a series of written contracts (the “Waiver Agreements”), the Advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, until at least December 11, 2024 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (excluding (i) of any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.25% and 0.95% of the PlanRock Alternative Growth ETF and PlanRock Market Neutral Income ETF’s net assets, respectively. This fee waiver and expense reimbursement are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits in place at the time of recapture. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Adviser.

During the period ended March 31, 2024, the Advisor waived advisory fees pursuant to the Waiver Agreements as follows:

Advisory Fee Waiver
PlanRock Alternative Growth ETF	$63,518
PlanRock Market Neutral ETF	$64,051

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Funds have adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, a Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. No distribution or service fees are currently paid by the Funds, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and

PlanRock ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2024

fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

For the period ended March 31, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

	Purchases	Sales
PlanRock Alternative Growth ETF	$2,073,005	$1,573,545
PlanRock Market Neutral Income ETF	$634,762	$54,042

For the period ended March 31, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

	Purchases	Sales
PlanRock Alternative Growth ETF	$3,431,241	$—
PlanRock Market Neutral Income ETF	$1,175,217	$—

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Funds’ Statement of Assets and Liabilities as of March 31, 2024.

PlanRock Alternative Growth ETF

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contracts/Equity Price Risk	Options written, at value	14,053

Equity Contracts/Equity Price Risk	Unrealized appreciation on futures contracts	13,398
Currency Contracts/Currency Price Risk	Unrealized appreciation on futures contracts	12,049
Interest Rate Contracts/Interest Rate Risk	Unrealized depreciation on futures contracts	(121)
		25,326

PlanRock Market Neutral Income ETF

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Options written at value	6,022

Equity Contract/Equity Price Risk	Unrealized depreciation on futures contracts	(33,209)

PlanRock ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024

The following is a summary of the effect of derivative instruments on the Funds’ Statement of Operations for the period ended March 31, 2024.

PlanRock Alternative Growth ETF

		Change in Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Futures Contracts	On Futures Contracts
Currency Contracts/Currency Price Risk	$(73,353)	$12,049
Equity Contracts/Equity Price Risk	16,580	13,398
Interest Rate Contracts/Interest Rate Risk	8,502	(121)
	$(48,271)	$25,326

		Change in Unrealized
Contract type/	Realized Gain	Appreciation
Primary Risk Exposure	On Future Options Written	Future Options Written
Equity Contracts/Equity Price Risk	$70,312	$66,565

		Change In Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Future Options Purchased	On Future Options Purchased
Equity Contract/Equity Price Risk	$(25)	$—

PlanRock Market Neutral Income ETF

		Change in Unrealized
Contract type/	Realized Loss	Depreciation
Primary Risk Exposure	On Futures Contracts	On Futures Contracts
Equity Contracts/Equity Price Risk	$(138,218)	$(33,209)

		Change In Unrealized
Contract type/	Realized Loss	Depreciation
Primary Risk Exposure	On Future Options Purchased	On Future Options Purchased
Equity Contracts/Equity Price Risk	$(15)	$—

		Change In Unrealized
Contract type/	Realized Gain	Depreciation
Primary Risk Exposure	On Future Options Written	On Future Options Written
Equity Contracts/Equity Price Risk	$34,552	$28,528

The notional value of the derivative instruments outstanding as of March 31, 2024 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

PlanRock ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024

During the period ended March 31, 2024, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2024 for the Funds.

PlanRock Alternative Growth ETF

						Net Amounts	Financial	Cash		Net
		Gross Amounts of		Gross Amounts of		Presented in the	Instruments	Collateral		Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged	Pledged		of Assets & Liabilities
Put Options Written	RJO	$—		$(14,053	) (1)	$(14,053)	$—	$14,053	(2)	$—
Futures Contracts	RJO	106,927	(1)	(81,601	) (1)	25,326	—	—		—
		$106,927		$(95,654)		$11,273	$—	$14,053		$—

PlanRock Market Neutral Income ETF

						Net Amounts	Financial	Cash		Net
		Gross Amounts of		Gross Amounts of		Presented in the	Instruments	Collateral		Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged	Pledged		of Assets & Liabilities
Put Options Written	RJO	$—		$(6,022	) (1)	$(6,022)	$—	$6,022	(2)	$—
Futures Contracts	RJO	13,301	(1)	(46,510	) (1)	(33,209)	—	33,209	(2)	—
		$13,301		$(52,532)		$(39,231)	$—	$39,231		$—

(1)	Value as presented in the Schedule of Investments.

(2)	The amount is limited to the derivative liability balance and does not include excess collateral pledged to the counterparty. Total collateral amounts are presented in the Statements of Assets and Liabilities.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2024, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Deprectiation)
PlanRock Alternative Growth ETF	$3,861,741	$545,732	$(81,600)	$464,132
PlanRock Market Neutral Income ETF	$1,722,563	$123,961	$(46,510)	$77,451

7.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at net asset value only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per share of the relevant Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statement of Changes in Net Assets.

PlanRock ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024

The Transaction Fees for the Funds are listed in the table below:

Fixed Fee	Variable Charge
$250	2.00%*

*	As a percentage of the amount invested.

For the period ended March 31, 2024, the fixed and variable fees were as follows:

Fund	Fixed Fees	Variable Fees
PlanRock Alternative Growth ETF	$1,000	$—
PlanRock Market Neutral Income ETF	$250	$—

8.	REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

PlanRock ETFs
EXPENSE EXAMPLES (Unaudited)
March 31, 2024

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 18, 2023 through March 31, 2024.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Annualized	Expenses Paid
	Account Value	Value	Expense Ratio	During Period
Actual	12/18/23	3/31/24		12/18/23-3/31/24*
PlanRock Alternative Growth ETF	$1,000.00	$1,104.00	1.25%	$3.74
PlanRock Market Neutral Income ETF	$1,000.00	$990.00	0.95%	$2.69
Hypothetical***
(5% return before expenses)	10/1/23	3/31/24		10/1/23-3/31/24**
PlanRock Alternative Growth ETF	$1,000.00	$1,018.75	1.25%	$6.31
PlanRock Market Neutral Income ETF	$1,000.00	$1,011.51	0.95%	$4.78

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratios, multiplied by the number of days in the period (104) divided by the number of days in the fiscal year (366).

**	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratios, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

***	The hypothetical example assumes that the Funds were in operation for the full six months ended March 31, 2024.

PlanRock ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2024

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategies and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; their short and long-term cash flow projections; and their cash holdings and access to other funding sources.

During the period ended March 31, 2024, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PlanRock ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2024

Approval of Advisory Agreement – PlanRock Alternative Growth ETF and PlanRock Market Neutral Income ETF*

In connection with a meeting held on November 21 & 27, 2023, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, discussed the approval of the investment advisory agreement (the “Advisory Agreement”) between PlanRock Investment Management, LLC (the “Adviser”) and the Trust, with respect to the PlanRock Alternative Growth ETF (“PlanRock AG”) and PlanRock Market Neutral Income ETF (“PlanRock MNI”) (each a “PlanRock ETF” and collectively, the “PlanRock ETFs”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the PlanRock ETFs and the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Board discussed that the Adviser was founded in 2019 and managed approximately $25 million in assets. The Board reviewed the background information of the key investment professionals who would service the PlanRock ETFs and noted their educational backgrounds, years in the investment management industry, and experience managing registered investment funds. The Board discussed that the Adviser would follow a proprietary, rules-based methodology to select securities for each PlanRock ETF’s portfolio. The Board further noted that the Adviser would rotate PlanRock AG’s strategy among outperforming equity market segments, and select global high dividend-paying ETFs or stocks while using offsetting short positions through equity index futures for PlanRock MNI. The Board acknowledged that the Adviser would utilize proprietary indicators to track market trends and that the Adviser’s risk committee would adjust allocations as necessary to minimize risk and downside volatility. The Board discussed that the Adviser would utilize technology and a written investment policy statement for each PlanRock ETF to ensure compliance with applicable investment restrictions and portfolio guidelines. The Board observed that the Adviser would select broker-dealers on the basis of best execution by comparing offers to the published bid/ask spread at the time of execution. The Board noted that the Adviser represented that it had no material regulatory, compliance or litigation issues. The Board determined that the Adviser could be expected to provide adequate service to the PlanRock ETFs and their future shareholders.

Performance.

PlanRock AG—The Board reviewed the back-testing of the Adviser’s strategy that indicated how PlanRock AG would have historically performed compared to the S&P 500. The Board observed that the back-testing revealed PlanRock AG would have outperformed the S&P 500 Index across all periods except for the 1-year period. The Board recalled that the Adviser was unable to provide performance for a fund or account with a strategy similar or comparable to the PlanRock AG. The Board acknowledged that the Adviser’s investment personnel had strong credentials and considerable experience managing registered investment funds. The Board concluded that it was reasonable to expect the Adviser to provide satisfactory performance for PlanRock AG and its future shareholders.

PlanRock MNI—The Board reviewed the performance information provided by the Adviser for a fund previously managed by member of the Adviser’s team for various periods ended June 30, 2019 and considered the Adviser’s explanation that the strategies were substantially similar and the portfolio managers for the other fund during the periods presented were the same as the proposed portfolio managers for PlanRock MNI. The Board observed that the other fund outperformed its primary benchmark, the Bloomberg Aggregate Bond Index, across the periods. The Board further observed that the Adviser’s back-testing showed that PlanRock MNI would have outperformed the Bloomberg Aggregate Bond Index over the 1- year, 5-year, 10-year, and since inception periods. Given these considerations, as well as the historical experience of the Adviser’s investment personnel, the Board concluded that the Adviser could be expected to provide satisfactory performance for PlanRock MNI and its shareholders.

Fees and Expenses.

PlanRock AG—The Board observed that the Adviser’s proposed advisory fee was higher than the medians and averages of PlanRock AG’s peer group and Morningstar category. The Board commented that PlanRock AG’s net expense ratio was also higher than the medians and averages of its peer group and Morningstar category. The Board reviewed the Adviser’s explanation for the higher advisory fee, noting that the Adviser attributed the higher fee to the Adviser’s active management style and the expertise required to effectively rotate among outperforming equity market segments. The Board considered the Adviser’s assessment that its proposed advisory fee was more in line with PlanRock AG’s peers when including mutual funds in the peer group. The Board further

PlanRock ETFs
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2024

acknowledged that the Adviser proposed to limit the expenses of the PlanRock AG to 1.25% of its average daily net assets for at least one-year from the PlanRock AG’s effective date. Given these and other considerations, the Board concluded that the proposed advisory fee for PlanRock AG was not unreasonable.

PlanRock MNI—The Board discussed that the proposed advisory fee and net expense ratio for PlanRock MNI were lower than the medians and averages of its peer group and Morningstar category. The Board noted that the Adviser believed the proposed advisory fee to be reasonable given the Adviser’s active management style, as well as the expertise and resources required to effectively implement the options and futures sub-strategy. The Board noted that the Adviser proposed to limit the expenses of PlanRock MNI to 0.95% of its average daily net assets for at least one- year from the PlanRock MNI’s effective date. Given these and other considerations, the Board concluded that the proposed advisory fee for PlanRock MNI was not unreasonable.

Economies of Scale. The Board discussed the anticipated size of each PlanRock ETF and its respective prospects for growth. The Board concluded that achieving meaningful economies justifying breakpoints would be unlikely during the initial term of the Advisory Agreement but noted that the Adviser agreed to discuss the implementation of breakpoints as the PlanRock ETFs assets grew and the Adviser achieved economies of scale related to one or more of the PlanRock ETFs. The Board agreed to monitor and revisit the issue at the appropriate time.

Profitability. The Board reviewed the Adviser’s projected profitability analysis in connection with the operation of each PlanRock ETF and whether the amount of profit was a fair entrepreneurial profit with respect to the services to be provided to each PlanRock ETF. The Board also considered the benefits that the Adviser anticipated receiving from soft dollar arrangements. The Board noted that the Adviser expected to realize a profit over the initial term of the investment Advisory Agreement with respect to its management of each PlanRock ETF. The Board concluded that the Adviser’s estimated profits, both in terms of actual dollars and as a percent of total revenue, would not be excessive with respect to any of the PlanRock ETFs.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that approval of the Advisory Agreement was in the best interests of each PlanRock ETF and its future shareholders.

*	Due to timing of the contract approval, these deliberations may or may not relate to the current performance results of the PlanRock ETFs.

PRIVACY NOTICE

Rev. June 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (631) 490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

This Page Intentionally Left Blank

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-800-677-6025 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.planrock.com.

INVESTMENT ADVISOR
PlanRock Investment Management LLC
1850 General George Patton Drive, Suite 205
Franklin, TN 37067

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

PLANROCK-SA24

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 6/4/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 6/4/2024

By (Signature and Title)

/s/ Richard Gleason

Richard Gleason, Principal Financial Officer/Treasurer

Date 6/4/2024